Debt (Table)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of debt
Lender	December 31, 2018	Term	Effective Interest Rate
Bank of China Longwan Branch	$202,894	April 13, 2016 to April 14, 2019*	5.70%
Bank of China Longwan Branch	186,168	June 8, 2016 to April 14, 2019*	5.70%
Industrial Bank Co. Ltd. Wenzhou Branch	727,220	July 17, 2018 to July 17, 2019	6.04%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 23, 2018 to July 17, 2019	8.71%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 25, 2018 to July 17, 2019	8.71%
Total	1,698,058
Less: current portion	(1,698,058)
Long term portion	$-

*	both loans from Bank of China Longwan Branch were fully repaid upon maturity.

Lender	December 31, 2017	Term	Effective Interest Rate
Bank of China Longwan Branch	$262,009	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	303,501	June 8, 2016 to April 14, 2019	5.70%
Longwan Rural Commercial Bank Shacheng Branch	307,342	September 30, 2017 to September 28, 2018	10.45%
Total	872,852
Less: current portion	457,940
Long term portion	$414,912